Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering
Initial Public Offering

Note 3 - Initial Public Offering

On September 7, 2021, the Company consummated its Initial Public Offering of 24,000,000 Units, generating gross proceeds of $240.0 million, and incurring offering costs of approximately $17.5 million, of which approximately $12.0 million and approximately $668,000 were for deferred underwriting commissions and offering costs allocated to derivative warrant liabilities, respectively. Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Of the 24,000,000 Units sold in the Initial Public Offering, 23,760,000 Units were purchased by certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company management (the “Anchor Investors”). In connection with the sale of Units to the Anchor Investors, the Sponsor transferred an aggregate of 1,350,000 of the Company’s Class B common stock held by the Sponsor (the “Founder Shares”) to the Anchor Investors at a price of approximately $0.004 per Founder Share. The Company determined that the excess of the fair value of the Founder Shares acquired by the Anchor Investors over the price paid by such Anchor Investors should be recognized as an offering cost in accordance with SEC Staff Accounting Bulletin Topic 5A. The Company estimated the fair value of the Founder Shares sold to the Anchor Investors to be $2.37 per share or an aggregate of approximately $3.2 million, based on third-party transactions in the Sponsor’s equity interests. Accordingly, the offering cost is allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Warrants are expensed as incurred. Offering costs allocated to the Public Shares are charged against the carrying value of Class A common stock upon the completion of the Initial Public Offering.

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,600,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. On October 16, 2021, the over-allotment option expired unexercised.

Note 4 — Initial Public Offering

On September 7, 2021, the Company consummated its Initial Public Offering of 24,000,000 Units, generating gross proceeds of $240.0 million, and incurring offering costs of approximately $17.5 million, of which approximately $12.0 million and approximately $668,000 were for deferred underwriting commissions and offering costs allocated to derivative warrant liabilities, respectively. Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Of the 24,000,000 Units sold in the Initial Public Offering, 23,760,000 Units were purchased by certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company management (the “Anchor Investors”). In connection with the sale of Units to the Anchor Investors, the Sponsor transferred an aggregate of 1,350,000 of the Company’s Class B common stock held by the Sponsor (the “Founder Shares”) to the Anchor Investors at a price of approximately $0.004 per Founder Share. The Company determined that the excess of the fair value of the Founder Shares acquired by the Anchor Investors over the price paid by such Anchor Investors should be recognized as an offering cost in accordance with SEC Staff Accounting Bulletin Topic 5A. The Company estimated the fair value of the Founder Shares sold to the Anchor Investors to be $2.37 per share or an aggregate of approximately $3.2 million, based on third-party transactions in the Sponsor’s equity interests. Accordingly, the offering cost is allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Warrants are expensed as incurred. Offering costs allocated to the Public Shares are charged against the carrying value of Class A common stock upon the completion of the Initial Public Offering.

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,600,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. On October 16, 2021, the over-allotment option expired unexercised.

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023